Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Income Statement [Abstract]
Net loss per share, diluted	$ (0.06)	$ (0.48)	$ (1.58)	$ (0.57)	$ (3.83)	$ (5.19)
Weighted-average shares used to compute net loss per share, diluted	21,055,211	6,291,690	1,605,734	16,805,082	2,120,276	2,308,704
Pro-forma net loss per share attributable to common stockholders, diluted (unaudited)			$ (1.13)			$ (3.31)
Pro-forma weighted-average shares used to compute pro-forma net loss per share, diluted (unaudited)			2,234,664			3,622,084